Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 9 - Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Employee-related accruals	$29,234	$25,599
Homeowner reserves	7,891	6,365
Current portion of acquisition liabilities(1)	32,774	31,444
Current portion of operating lease liabilities	10,417	—
Other	10,915	8,425
Total accrued expenses and other current liabilities	$91,231	$71,833
(1)	The current portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due within one year.

Note 9 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Employee-related accruals	$25,599	$13,409
Homeowner reserves	6,365	4,962
Warrant derivative liabilities	—	6,516
Current portion of acquisition liabilities(1)	31,444	10,460
Other	8,425	8,675
Total accrued expenses and other current liabilities	$71,833	$44,022
(1)	The current portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due within one year.